Fair Value Measurements (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025
Fair Value Measurements [Line Items]
Common shares issued (in Shares)	593,349,852	0
Derivative payable	$ 25,000
Accrued expenses and other current liabilities	27,263	$ 339
CPU share allocation obligation		$ 292,680
July Investment Agreement Derivative [Member]
Fair Value Measurements [Line Items]
Accrued expenses and other current liabilities	25,000
Level III [Member]
Fair Value Measurements [Line Items]
CPU share allocation obligation	$ 186,800
Common Stock [Member]
Fair Value Measurements [Line Items]
Common shares issued (in Shares)	4,876,199
Maximum [Member]
Fair Value Measurements [Line Items]
Additional convertible preferred unit agreements	$ 4,000
Maximum [Member] | Common Stock [Member] | July Investment Agreement Derivative [Member]
Fair Value Measurements [Line Items]
Common shares issued (in Shares)	78,525,847
Minimum [Member]
Fair Value Measurements [Line Items]
Additional convertible preferred unit agreements	$ 2,000
Minimum [Member] | Common Stock [Member] | July Investment Agreement Derivative [Member]
Fair Value Measurements [Line Items]
Common shares issued (in Shares)	39,520,335